SHARE-BASED COMPENSATION - Nonvested Restricted Shares - (Details) - Kaixin Auto 2019 Plan - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 03, 2019	Dec. 31, 2020	Dec. 31, 2019
Weighted average fair value per ordinary shares at the granted dates
Weighted average period for unrecognized compensation cost		1 year 2 months 26 days
Restricted Stock
Number of nonvested restricted shares
Balance at the beginning of period		1,446,111
Granted	2,183,828	200,000
Vested		(474,889)
Forfeited		(13,232)
Balance at the end of period		1,157,990	1,446,111
Weighted average fair value per ordinary shares at the granted dates
Balance at the beginning of period		$ 3.36
Granted		4.73
Forfeited		3.94
Balance at the end of period		$ 3.36	$ 3.36
Total unrecognized compensation cost		$ 199
Weighted average period for unrecognized compensation cost		7 months 24 days
Total fair value of shares vested		$ 1,870	$ 3,231